As filed with the Securities and Exchange Commission on August 14, 2012
Securities Act Registration Statement No. 033-66528
Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment	☐
Post-Effective Amendment No. 49	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50	☒
(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
760 Moore Road
King of Prussia, PA 19406
(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.
Bessemer Investment Management LLC
630 Fifth Avenue
New York, New York 10111
(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On (date) pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OLD WESTBURY FUNDS, INC.

EXPLANATORY NOTE

This Post-Effective Amendment (the “Amendment”) to the Registration Statement of Old Westbury Funds, Inc. (the “Registrant”) on Form N-1A is being filed for the sole purpose of updating Part C to the Registrant’s Registration Statement. This Amendment does not supersede or amend the current versions of the Registrant’s Prospectus (Part A) or Statement of Additional Information (Part B), each dated March 1, 2012, as supplemented, included in Post-Effective Amendment No. 46 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 47 under the Investment Company Act of 1940, as amended (the “1940 Act”).

PART C

OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 28.	EXHIBITS

(a)	Articles of Restatement of the Registrant dated July 24, 2012 are filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated July 24, 2012 are filed herewith.

(c)	Not Applicable.

(d)(i)

Investment Advisory Agreement dated September 1, 2010 between the Registrant and Bessemer Investment Management LLC (“BIM”) is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(d)(ii)

Amendment No. 1 to Investment Advisory Agreement between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(iii)

Sub-Advisory Agreement dated April 6, 2005 among the Registrant, BIM and Dimensional Fund Advisors, LP (formerly Dimensional Fund Advisors, Inc.) (“Dimensional”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(iv)

Sub-Advisory Agreement dated October 1, 2008 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(v)

Sub-Advisory Agreement dated November 12, 2007 among the Registrant, BIM and Franklin Advisers, Inc. (“Franklin”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008.

(d)(vi)

Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Shenkman Capital Management, Inc. (“Shenkman”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(vii)

Sub-Advisory Agreement dated September 25, 2009 among the Registrant, BIM and BlackRock Financial Management, Inc. (“BlackRock”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(viii)

Sub-Advisory Agreement dated July 19, 2011 among the Registrant, BIM and Mondrian Investment Partners Limited (“Mondrian”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(ix)

Sub-Advisory Agreement dated November 16, 2011 among the Registrant, BIM and Oldfield Partners LLP (“Oldfield”) with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(x)

Sub-Advisory Agreement dated November 16, 2011 among the Registrant, BIM and Sands Capital Management, LLC (“Sands”) with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(xi)

Amendment to Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Dimensional is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(xii)

Second Amendment to Sub-Advisory Agreement dated March 4, 2009 among the Registrant, BIM and Dimensional is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(xiii)

Amendment No. 1 to Sub-Advisory Agreement dated April 1, 2009 among the Registrant, BIM and Shenkman is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(xiv)

Fee Waiver Commitment Letter of BIM (relating to the Real Return Fund) dated October 15, 2008 is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(xv)

Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. dated November 16, 2011 (relating to the Large Cap Core Fund, Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund, Fixed Income Fund, Municipal Bond Fund and Real Return Fund) is

incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(e)(i)

Underwriting Agreement dated April 1, 2012 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement filed on June 5, 2012 (File No. 33-66528).

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(f)	Not Applicable.

(g)(i)

Custody Agreement between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(g)(ii)

Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)

Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)

Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)

Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on September 26, 2007 (File No. 33-66528).

(g)(vi)

Fifth Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on August 20, 2008 (File No. 33-66528).

(g)(vii)

Sixth Amendment to Custodian Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(g)(viii)

Seventh Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(ix)

Eighth Amendment to Custodian Agreement dated November 16, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(g)(x)

Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xi)

Amended Schedule to Global Custodial Services Agreement dated November 7, 2007 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(g)(xii)

First Amendment to Custodian Agreement dated December 1, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xiii)

Third Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Citibank, N.A., is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(g)(xiv)

Fourth Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Citibank, N.A., is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(xv)

Amended Schedule to Global Custodial Services Agreement dated May 11, 2011 between the Registrant and Citibank, N.A., is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(xvi)

Fee Waiver Commitment Letter of Citibank (relating to the Real Return Fund) dated July 23, 2008 is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(h)(i)

Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to

Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(h)(ii)

Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(iii)

Amended and Restated Exhibits A and C dated November 16, 2011 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 are incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on February 27, 2012 (File No. 33-66528).

(h)(iv)

Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement dated January 27, 2011 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(h)(v)

Fee Waiver Commitment Letter of BNY Mellon (relating to the Real Return Fund) is incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on February 25, 2009 (File No. 33-66528).

(h)(vi)

Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(vii)

Amended and Restated Exhibit A dated November 16, 2011 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on February 27, 2012 (File No. 33-66528).

(h)(viii)

Participation Agreement dated January 25, 2008 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008.

(h)(ix)

Appointment of Agent for Service of Process on OWF Real Return Fund Ltd. is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(h)(x)	Investing Fund Agreement dated June 27, 2012 among the Registrant, The Select Sector SPDR® Trust, SPDR® Series Trust and SPDR® Index Shares Funds is filed herewith.

(h)(xi)	Purchasing Fund Agreement dated June 27, 2012 between the Registrant and State Street Bank and Trust Company is filed herewith.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(i)

Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(m)(ii)

Amended Appendix A to Shareholder Servicing Plan dated September 1, 2010 is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(m)(iii)

First Amendment to Shareholder Servicing Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(n)	Not Applicable.

(o)	Reserved.

(p)(i)

Code of Ethics of the Registrant as amended May 14, 2007 is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM and its affiliates is incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(p)(iii)	Code of Ethics of Dimensional is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(p)(iv)	Code of Ethics of Champlain is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(p)(v)	Code of Ethics of Franklin is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(p)(vi)	Code of Ethics of Shenkman is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(p)(vii)	Code of Ethics of BlackRock is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(p)(viii)	Code of Ethics of Mondrian is incorporated by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on February 28, 2011 (File No. 33-66528).

(p)(ix)	Code of Ethics of Oldfield is incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on September 15, 2011 (File No. 33-66528).

(p)(x)	Code of Ethics of Sands is incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on September 15, 2011 (File No. 33-66528).

(q)(i)	Power of Attorney of Patricia L. Francy is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(ii)	Power of Attorney of Eugene P. Beard is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iii)	Power of Attorney of Robert M. Kaufman is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iv)	Power of Attorney of John R. Whitmore is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(v)	Power of Attorney of Peter C. Artemiou is incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on February 25, 2009 (File No. 33-66528).

(q)(vi)	Power of Attorney of J. David Officer is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(q)(vii)	Power of Attorney of Jeffrey J. Glowacki is incorporated by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement filed on June 5, 2012 (File No. 33-66528).

(q)(viii)	Power of Attorney of David W. Rossmiller is incorporated by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement filed on June 5, 2012 (File No. 33-66528).

(q)(ix)	Certified Board Resolution Approving Power of Attorney for Registrant is filed herewith.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

OWF Real Return Fund Ltd., a wholly-owned subsidiary of Old Westbury Real Return Fund organized under the laws of the Cayman Islands.

ITEM 30.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is an affiliate of Bessemer Trust Company and a subsidiary of Bessemer Trust Company, N.A. which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

Dimensional is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Dimensional is included in Dimensional’s Form ADV on file with the SEC and is incorporated by reference.

Champlain is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

Franklin is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of Franklin is included in Franklin’s Form ADV on file with the SEC and is incorporated by reference.

Shenkman is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of Shenkman is included in Shenkman’s Form ADV on file with the SEC and is incorporated by reference.

BlackRock is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of BlackRock is included in BlackRock’s Form ADV on file with the SEC and is incorporated by reference.

Mondrian is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Mondrian is included in Mondrian’s Form ADV on file with the SEC and is incorporated by reference.

Oldfield is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Oldfield is included in Oldfield’s Form ADV on file with the SEC and incorporated by reference.

Sands is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Sands is included in Sand’s Form ADV on file with the SEC and incorporated by reference.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)

Foreside Funds Distributors LLC (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 1, 2012, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Pyxis Funds I
Pyxis Funds II
The Industry Leaders Fund
Kalmar Pooled Investment Trust
Matthews International Funds, dba Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund
Versus Global Multi-Manager Real Estate Income Fund LLC

(b)	The Distributor is Foreside Funds Distributors LLC and is located at 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312.

The following is a list of the executive officers of the Distributor:

Officers

Name	Position(s) with Distributor

John F. Fulgoney	President, Manager
Richard J. Berthy	Vice President, Treasurer, Manager
Bruno Di Stefano	Vice President
Ronald Berge	Vice President
Susan K. Moscaritolo	Vice President, Chief Compliance Officer
Jennifer E. Hoopes	Secretary

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	BNY Mellon Investment Servicing (US) Inc., Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312 (records relating to its functions as underwriter).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, New Jersey 07095 (records relating to its functions as custodian).

(5)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013 (records relating to its function as custodian).

(6)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 (records relating to its functions as investment adviser).

(7)	Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund,).

(8)	Champlain Investment Partners, LLC, 180 Battery Street, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund,).

(9)	Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(10)	Shenkman Capital Management, Inc., 461 Fifth Avenue, New York, New York 10017 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(11)	BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(12)	Mondrian Investment Partners Limited, 10 Gresham Street, London EC2V 7JD (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund).

(13)	Oldfield Partners LLP, 130 Buckingham Palace Road, London SW1W 9SA (records relating to its function as sub-adviser to the Large Cap Strategies Fund).

(14)	Sands Capital Management, LLC, 1101Wilson Blvd., Suite 2300, Arlington, Virginia 22209 (records relating to its function as sub-adviser to the Large Cap Strategies Fund).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 14th day of August, 2012.

OLD WESTBURY FUNDS, INC.

By:

David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of August, 2012.

Name	Title	Date

	President*	August 14, 2012
David W. Rossmiller

	Director*	August 14, 2012
Patricia Francy

	Director*	August 14, 2012
Robert M. Kaufman

	Director*	August 14, 2012
Eugene P. Beard

	Director*	August 14, 2012
John R. Whitmore

	Director*	August 14, 2012
Jeffrey J. Glowacki

	Director*	August 14, 2012
J. David Officer

	Treasurer, Principal Financial Officer*	August 14, 2012
Peter C. Artemiou

*By:	/s/ Steven L. Williamson

Steven L. Williamson
As Attorney-in-Fact**
August 14, 2012

**Pursuant to Powers of Attorney for each of Patricia L. Francy, Eugene P. Beard, Robert M. Kaufman and John R. Whitmore filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the 1933 Act and Amendment No. 28 to the Registration Statement under the 1940 Act on December 14, 2006, pursuant to a Power of Attorney for Peter C. Artemiou filed with the SEC as part of Post-Effective Amendment No. 36 to the Registration Statement under the 1933 Act and Amendment No. 37 to the Registration Statement under the 1940 Act on February 25, 2009, pursuant to a Power of Attorney for J. David Officer filed with the SEC as part of Post-Effective Amendment No. 44 to the Registration Statement under the 1933 Act and Amendment No. 45 to the Registration Statement under the 1940 Act on November 15, 2011, and pursuant to Powers of Attorney for Jeffrey J. Glowacki and David W. Rossmiller filed with the SEC as part of Post-Effective Amendment No. 48 to the Registration Statement under the 1933 Act and Amendment No. 49 to the Registration Statement under the 1940 Act on June 5, 2012.

EXHIBIT INDEX

Exhibit No.	Description

99.28(a)	Articles of Restatement of the Registrant

99.28(b)	Amended and Restated By-Laws of the Registrant

99.28(h)(x)	Investing Fund Agreement

99.28(h)(xi)	Purchasing Fund Agreement

99.28(q)(ix)	Certified Board Resolution Approving Power of Attorney